SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

      NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                        Securities Act File No. 333-82898
                    Investment Company Act File No. 811-10575


                 ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND, INC.
--------------------------------------------------------------------------------
                               Name of Registrant


                 1345 AVENUE OF THE AMERICAS, NEW YORK, NY 10105
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                      Address of Principal Executive Office

     The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "Act"), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

     (1)  Title of Class of Securities to be Redeemed:

          AUCTION PREFERRED SHARES ("APS") SERIES M AND SERIES T

     (2)  Date on Which the Securities are to be Redeemed:

          THE APS WILL BE REDEEMED ON THE SECOND BUSINESS DAY PRECEDING THE DIVIDEND PAYMENT DATE FOR EACH SERIES AS FOLLOWS: SERIES M ON JUNE 13, 2008 AND SERIES T ON JUNE 9, 2008.

     (3) Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:

          SECTION 11(a) AND (c) OF PART 1 OF THE ARTICLES SUPPLEMENTARY TO THE FUND'S ARTICLES OF INCORPORATION.

     (4) Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:

          THE FUND INTENDS TO REDEEM, BY LOT (AS DETERMINED BY THE DEPOSITORY TRUST COMPANY), THE NUMBER OF OUTSTANDING APS SET FORTH BELOW:

          SERIES                                 NUMBER OF SHARES
          ------                                 ----------------

            M                                           84

            T                                           84

     Please note that this notice serves only to disclose a proposed redemption of each of the APS Series. Such redemption remains subject to the completion of financing.

                                    SIGNATURE

     Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of New York and the State of New York on the 19th day of May 2008.


                                 ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND, INC.

                                               By:  /s/ Emilie D. Wrapp
                                                    --------------------
                                               Name:    Emilie D. Wrapp
                                               Title:   Secretary





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